Shareholders' Equity (Details Textual) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 28, 2013	Mar. 31, 2013	Jun. 30, 2011	Sep. 24, 2013	Jun. 05, 2013	Jun. 03, 2013
Stockholders Equity Disclosure [Line Items]
Common Stock, Shares Authorized	500,000,000	500,000,000					200,000,000
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									20,225,582
Directors Compensation In Cash	$ 30,000
Directors Compensation In Common Stock Shares	20,000
Director Fees Charged To Operations	497,000	497,000	497,000
Cash Dividend Description	the Board of Directors has changed the six month dividend from $0.08 per share to: (i) 15% of the Companys non-GAAP net income for the most recently completed six months ended June 30, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend. For the six month dividend payable for 2014, this is equal to a dividend of approximately $0.026 per share, which was paid on October 14, 2014.
Dividend Record Date Description	The record date for each periods dividend will be set by the Companys management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each periods dividend will be set by the Companys management to be as close as practicable to, but no less than, 10 days after the record date.
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Sale of Stock, Price Per Share								$ 4.07
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		2,067,809
Common Stock, Capital Shares Reserved for Future Issuance	5,403,200	8,288,990
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 3
Rights Offering [Member]
Stockholders Equity Disclosure [Line Items]
Sale of Stock, Price Per Share				$ 3.00
Stock Issued During Period, Shares, New Issues				19,527,950
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				2,067,809
Common Stock [Member]
Stockholders Equity Disclosure [Line Items]
Cash Dividend Description	During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding Ordinary Share each year after the release of the Companys financial results for the six months ending June 30, and, for each year after the release of the Companys annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Companys non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in the dividend payable after the release of the Companys 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share. Subsequent to the rights offering, the Board of Directors authorized a proportionate decrease in the dividend payable after the release of the Companys 6-month financial statements from $0.12 to $0.08 per outstanding ordinary share.
Stock Issued During Period, Shares, New Issues		9,784,950
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		0
Underwriter Warrants [Member]
Stockholders Equity Disclosure [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,440,000
Investment Warrants Expiration Date	Aug. 10, 2013
Kings Gaming [Member]
Stockholders Equity Disclosure [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	600,000	700,000
Lam Man Pou and Vong Hon Kun [Member]
Stockholders Equity Disclosure [Line Items]
Sale of Stock, Price Per Share				$ 4.50
Sale of Stock, Percentage of Ownership after Transaction				34.00%
Lam and Vong [Member]
Stockholders Equity Disclosure [Line Items]
Sale of Stock, Percentage of Ownership after Transaction				34.00%
Iao Kun [Member]
Stockholders Equity Disclosure [Line Items]
Sale of Stock, Price Per Share				$ 4.37
2012 Repurchase Plan [Member]
Stockholders Equity Disclosure [Line Items]
Repurchase Of Common Stock Shares			1,273,947		726,053
Payments for Repurchase of Common Stock			4,166,483		2,728,912
2012 Repurchase Plan [Member] | Maximum [Member]
Stockholders Equity Disclosure [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			2,000,000
2013 Repurchase Plan [Member]
Stockholders Equity Disclosure [Line Items]
Repurchase Of Common Stock Shares	1,415,300	732,900
Payments for Repurchase of Common Stock	4,193,554	2,295,849
2013 Repurchase Plan [Member] | Maximum [Member]
Stockholders Equity Disclosure [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased					4,000,000
2011 Repurchase Plan [Member]
Stockholders Equity Disclosure [Line Items]
Repurchase Of Common Stock Shares						26,300
Payments for Repurchase of Common Stock						124,207
2011 Repurchase Plan [Member] | Maximum [Member]
Stockholders Equity Disclosure [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						2,000,000
Audit Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation	10,000
Audit Committee Other [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation	5,000
Compensation and Nominating Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation	5,000
Compensation and Nominating Committee [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation	3,000
Director [Member]
Stockholders Equity Disclosure [Line Items]
Directors Compensation In Cash For Atleast Hour	1,000
Directors Compensation In Cash For Less Than Hour	$ 500